Note 8 - Financial Instruments - Contractual Net Interest Payments (Details) $ in Thousands	Sep. 30, 2019 CAD ($)
Not later than one year [member]
Statement Line Items [Line Items]
Interest payments	$ 50,247
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Interest payments	90,015
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Interest payments	43,211
Later than five years [member]
Statement Line Items [Line Items]
Interest payments